Property, Plant and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment

Note 5 — Property, Plant and Equipment

Our property, plant and equipment consists of the following:

	March 31,
		2013
Description and Estimated Useful Lives	2014	(Note 2)
	(in thousands)
Natural gas liquids terminal assets (2—30 years)	$75,141	$63,637
Retail propane equipment (2—30 years)	160,758	152,802
Vehicles (3—25 years)	152,676	88,173
Water treatment facilities and equipment (3—30 years)	180,985	91,944
Crude oil tanks and related equipment (2—40 years)	106,125	22,577
Barges and towboats (5—40 years)	52,217	25,963
Information technology equipment (3—7 years)	20,768	12,169
Buildings and leasehold improvements (3—40 years)	60,004	48,975
Land	30,241	21,815
Linefill and tank bottoms	13,403	—
Other (5—30 years)	6,341	16,104
Construction in progress	80,251	32,405
	938,910	576,564
Less: Accumulated depreciation	(109,564)	(50,127)
Net property, plant and equipment	$829,346	$526,437

Depreciation expense was $59.9 million, $39.2 million and $10.6 million during the years ended March 31, 2014, 2013 and 2012, respectively. During the year ended March 31, 2014, we capitalized $0.7 million of interest expense.